Loans - Additional Information (Detail) - USD ($) $ in Millions	Sep. 20, 2024	Sep. 05, 2024	Aug. 29, 2024
Class XXXIX and Class LIII [Member]
Disclosure of detailed information about loans [line items]
Aggregate notional amount for which offer was announced			$ 500
Class XXXIX [member]
Disclosure of detailed information about loans [line items]
Aggregate notional amount for which offer of repurchase was accepted			334
Aggregate notional amount for which offer received		$ 40
Aggregate notional amount for which offer cancelled	$ 40
Class LIII [member]
Disclosure of detailed information about loans [line items]
Aggregate notional amount for which offer of repurchase was accepted			$ 166
Class XXXIX and Class XXXI [Member]
Disclosure of detailed information about loans [line items]
Borrowings, interest rate		8.75%
Notional amount		$ 500